Concentrations (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Two suppliers [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	38.00%
Four suppliers [Member] | Accounts Payable [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	50.00%
Three Suppliers [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage		39.00%
Three Suppliers [Member] | Accounts Payable [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage		45.00%
Two Customers [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	80.00%
Two Customers [Member] | Revenue [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	32.00%	38.00%
Largest Customers [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	53.00%
Largest Customers [Member] | Revenue [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	22.00%	26.00%
Largest Customers [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage		36.00%
One Customer [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage		22.00%
One Customer [Member] | Revenue [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	10.00%
Concentration risk, percentage		12%
Three Customers [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage		73.00%
Related party [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	27.00%